RELATED PARTIES (Parent Company Amounts Due to and From Related Companies) (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties	$ 3,126	$ 75,871
Due to Related Parties [Abstract]
Due to Related Parties	143	155
International Seaways Operating Corporation [Member]
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties		72,972
OSG Ship Management Manila Inc. [Member]
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties	1,271	782
Intercompany loans receivable and accrued interest	1,855	1,767
Reliance Shipping B.V. [Member]
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties		73
Spirit Shipping B.V. [Member]
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties		114
Shirley Tanker SRL [Member]
Due from Related Parties, Unclassified [Abstract]
Due from Related Parties		163
OIN Delaware LLC [Member]
Due to Related Parties [Abstract]
Due to Related Parties	100	100
OSG-NNA Ship Management Services, Inc. [Member]
Due to Related Parties [Abstract]
Due to Related Parties	$ 43	$ 55